Earnings per share (Details) - GBP (£) £ / shares in Units, £ in Millions, shares in Millions	6 Months Ended
	Jun. 30, 2018	Dec. 31, 2017	Jun. 30, 2017
Schedule of Earnings Per Share [Abstract]
Profit attributable to ordinary shareholders - basic and diluted	£ 2,025	£ 1,653	£ 1,739
Tax credit on distributions to other equity holders	50	51	51
Earnings per share	£ 2,075	£ 1,704	£ 1,790
Weighted average number of ordinary shares in issue - basic	72,025	71,989	71,426
Adjustment for share options and awards	670	662	704
Weighted average number of ordinary shares in issue - diluted	72,695	72,651	72,130
Basic earnings per share	£ 0.029	£ 0.024	£ 0.025
Diluted earnings per share	£ 0.029	£ 0.023	£ 0.025